Annual Total Returns - Initial Class Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MFS Global Equity Series
Prospectus [Line Items]
Annual Return [Percent]	13.59%	5.58%	14.18%	(17.73%)	17.21%	13.29%	30.57%	(9.74%)	24.07%	7.35%
MFS Growth Series
Prospectus [Line Items]
Annual Return [Percent]	12.19%	31.47%	35.86%	(31.63%)	23.53%	31.86%	38.15%	2.67%	31.40%	2.44%
MFS Investors Trust Series
Prospectus [Line Items]
Annual Return [Percent]	13.57%	19.52%	18.98%	(16.49%)	26.81%	13.87%	31.58%	(5.49%)	23.35%	8.59%
MFS Mid Cap Growth Series
Prospectus [Line Items]
Annual Return [Percent]	3.66%	14.72%	21.32%	(28.70%)	14.11%	36.48%	38.66%	1.24%	27.00%	4.91%
MFS New Discovery Series
Prospectus [Line Items]
Annual Return [Percent]	12.96%	6.72%	14.41%	(29.76%)	1.80%	45.89%	41.70%	(1.48%)	26.65%	9.05%
MFS Total Return Bond Series
Prospectus [Line Items]
Annual Return [Percent]	7.17%	2.55%	7.38%	(13.93%)	(0.81%)	8.47%	10.21%	(1.09%)	4.46%	4.23%
MFS Research Series
Prospectus [Line Items]
Annual Return [Percent]	12.85%	18.87%	22.42%	(17.21%)	24.80%	16.59%	32.95%	(4.37%)	23.37%	8.74%
MFS Total Return Series
Prospectus [Line Items]
Annual Return [Percent]	11.16%	7.75%	10.44%	(9.58%)	14.12%	9.81%	20.38%	(5.61%)	12.30%	9.09%
MFS Utilities Series
Prospectus [Line Items]
Annual Return [Percent]	15.01%	11.66%	(2.11%)	0.76%	14.09%	5.90%	25.07%	1.06%	14.83%	11.47%
MFS Value Series
Prospectus [Line Items]
Annual Return [Percent]	13.01%	11.61%	7.93%	(5.91%)	25.45%	3.48%	29.80%	(10.09%)	17.65%	14.09%